Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies (textual)
Inventory write-off	$ 121	$ 404
WACC	15.75%
Long-term growth rate	2.50%
Severance costs	141	244	117
Financial income (loss) on contract	$ 75	$ (25)	$ (42)
Anti-dilutive securities	319,530	331,300	255,228